Segment Information (Tables)	3 Months Ended
Mar. 31, 2016
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
Disclosures regarding our reportable segments with reconciliations to consolidated totals for the three months ended March 31, 2016 and 2015 are presented below:

	Three Months Ended
	March 31,
	2016	2015
	(In thousands)
Operating Results:
Refining (2)
Net sales	$1,276,968	$2,087,213
Intersegment eliminations	590,119	700,023
Net refining sales to external customers	686,849	1,387,190
WNRL (2)
Net sales	468,039	607,396
Intersegment eliminations	149,462	178,249
Net WNRL sales to external customers	318,577	429,147
Retail
Net sales	451,627	505,097
Intersegment eliminations	1,549	2,704
Net retail sales to external customers	450,078	502,393

Consolidated net sales to external customers	$1,455,504	$2,318,730

Operating income (loss)
Refining (1) (2)	$76,357	$260,138
WNRL (2)	21,438	17,561
Retail (1)	3,865	1,940
Other (2)	(23,033)	(23,646)
Operating income from segments	78,627	255,993
Other income (expense), net	(20,413)	(21,588)
Consolidated income before income taxes	$58,214	$234,405

Depreciation and amortization
Refining (2)	$38,694	$37,597
WNRL (2)	7,144	5,892
Retail	5,680	5,332
Other	1,133	1,105
Consolidated depreciation and amortization	$52,651	$49,926

	Three Months Ended
	March 31,
	2016	2015
Capital expenditures
Refining (2)	$70,072	$22,482
WNRL (2)	6,241	25,996
Retail	2,074	3,316
Other	642	1,401
Consolidated capital expenditures	$79,029	$53,195

Total assets
Refining (2) (including $1,267,455 of goodwill)	$4,231,903	$4,205,137
WNRL (2)	448,218	495,028
Retail (including $21,988 of goodwill)	443,112	440,842
Other	630,529	543,515
Consolidated total assets	$5,753,762	$5,684,522

(1)
The effect of our economic hedging activity is included within the operating income of our refining segment as a component of cost of products sold. The cost of products sold within our refining segment included $5.3 million in net realized and unrealized economic hedging gains and $2.5 million in net realized and unrealized economic hedging losses for the three months ended March 31, 2016 and 2015, respectively. Also included within cost of products sold is the net effect of non-cash LCM recoveries of $51.7 million and $15.4 million for our refining segment for the three months ended March 31, 2016 and 2015, respectively, and $0.1 million and $0.3 million for our retail segment for the three months ended March 31, 2016 and 2015, respectively.

(2)
WNRL's financial data includes its historical financial results and an allocated portion of corporate general and administrative expenses, previously reported as Other, for the three months ended March 31, 2015. Refining operating results include activity of the TexNew Mex Pipeline System that was previously recorded within our refining segment. The information contained herein for WNRL has been retrospectively adjusted, to include the historical results of the TexNew Mex Pipeline System.